Note 13 - Commitments and Contingencies	6 Months Ended
Apr. 30, 2026
Statement Line Items [Line Items]
Disclosure of commitments and contingent liabilities [text block]

13. Commitments and contingencies:

The amount of credit-related commitments represents the maximum amount of additional credit that the Bank could be obligated to extend.

(thousands of Canadian dollars)
	April 30	October 31	April 30
	2026	2025	2025

Credit asset commitments	$569,094	$589,005	$638,708
Letters of credit	43,536	46,849	55,592

	$612,630	$635,854	$694,300